Repurchase agreements and securities lending transactions accounted for as secured borrowings (Tables)	6 Months Ended
Sep. 30, 2019
Gross Amounts of Liabilities by Remaining Contractual Maturity
The following table shows the gross amounts of liabilities associated with repurchase agreements and securities lending transactions, by remaining contractual maturity at March 31, 2019 and September 30, 2019:

	Overnight and continuous	Up to 30 days	31-90 days	Greater than 90 days	Total
	(in billions of yen)
March 31, 2019
Repurchase agreements	2,596	8,537	2,403	1,104	14,640
Securities lending transactions	1,012	473	—	313	1,798

Total	3,608	9,010	2,403	1,417	16,438

September 30, 2019
Repurchase agreements	6,727	6,976	1,858	1,779	17,340
Securities lending transactions	807	660	110	280	1,857

Total	7,534	7,636	1,968	2,059	19,197

Gross Amounts of Liabilities by Class of Underlying Collateral
The following table shows the gross amounts of liabilities associated with repurchase agreements and securities lending transactions, by class of underlying collateral at March 31, 2019 and September 30, 2019:

	Repurchase agreements	Securities lending transactions
	(in billions of yen)
March 31, 2019
Japanese government bonds and Japanese local government bonds	2,118	430
Foreign government bonds and foreign agency mortgage-backed securities	11,613	396
Commercial paper and corporate bonds	223	52
Equity securities	492	902
Other	194	18

Total (Note)	14,640	1,798

September 30, 2019
Japanese government bonds and Japanese local government bonds	3,097	471
Foreign government bonds and foreign agency mortgage-backed securities	13,272	597
Commercial paper and corporate bonds	268	52
Equity securities	495	720
Other	208	17

Total (Note)	17,340	1,857

Note:
Amounts exceeded the gross amounts recognized in Note 18 “Offsetting of financial assets and financial liabilities” by ¥1,194 billion and ¥1,336 billion, at March 31, 2019 and September 30, 2019, respectively, which excluded the amounts relating to master netting agreements or similar agreements where the MHFG Group did not have the legal right of set-off
or where uncertainty exists as to the enforceability.